Stock Subscription Notes Receivable	12 Months Ended
Dec. 31, 2020
Stock Subscription Notes Receivable [Abstract]
Stock Subscription Notes Receivable
13. Stock Subscription Notes Receivable
Periodically, the Company offers certain key employees the opportunity to purchase shares of the Company’s common stock. Typically, the subscribed shares are financed by the Company and such shares will be issued in the name of the subscriber with the Company retaining possession of, as well as a security interest in, all share certificates until such time as each promissory note is repaid by the subscriber. Promissory note payments include principal plus interest ranging from 3.25% to 4.75% or the Wall Street Journal prime rate. During the years ended December 31, 2019 and 2020, the Company issued $6,683 and $0.5 million, respectively, of stock subscription notes receivable and received $0.2 million and $0.2 million of principal payments from the subscriber, respectively.
On December 31, 2019 and 2020, eighteen and seventeen shareholders owed the Company a combined total of $0.3 million and $0.6 million, respectively, in outstanding principal. These balances are reported as a reduction to redeemable common stock on December 31, 2019 and as a reduction to shareholders’ equity on December 31, 2020.